Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,602,697	₩ 1,684,096
Fair value of plan assets	(2,048,687)	(1,750,783)
Total	(445,990)	(66,687)
Defined benefit liabilities, net	1,531	1,589
Defined benefit assets, net	₩ 447,521	₩ 68,276